                                             As filed pursuant to Rule 497
                                             under the Securities Act of 1933
                                             Registration No. 333-65118 and
                                             811-3859


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT
          (PORTION RELATING TO THE POLARIS CHOICE II VARIABLE ANNUITY)

                 SUPPLEMENT TO THE POLARIS CHOICE II PROSPECTUS
                            DATED SEPTEMBER 30, 2002

THIS SUPPLEMENT REPLACES THE SUPPLEMENT DATED NOVEMBER 15, 2002.

THE ANCHOR SERIES TRUST FEE TABLE ON PAGE 5 RELATING TO THE VARIABLE PORTFOLIO LISTED BELOW IS REVISED AS FOLLOWS:

                         ANCHOR SERIES TRUST - CLASS 3*

                               MANAGEMENT           SERVICE (12B-1)              OTHER               TOTAL ANNUAL
PORTFOLIO                         FEE                  EXPENSES                EXPENSES                EXPENSES
---------                      ----------           ---------------            --------              ------------
Government & Quality              0.58%                  0.25%                   0.06%                   0.89%
Bond

* Because this is a new class of shares, the fees shown for Class 3 have been estimated and annualized for the current fiscal year.

THE SUNAMERICA SERIES TRUST FEE TABLE ON PAGE 6 RELATING TO THE VARIABLE PORTFOLIOS LISTED BELOW IS REVISED AS FOLLOWS:

                       SUNAMERICA SERIES TRUST - CLASS 3*

                               MANAGEMENT            SERVICE (12B-1)            OTHER               TOTAL ANNUAL
PORTFOLIO                         FEE                  EXPENSES                EXPENSES               EXPENSES
---------                      ----------           ---------------            --------              ------------
Corporate Bond                    0.60%                  0.25%                   0.08%                  0.93%
Federated Value                   0.69%                  0.25%                   0.08%                  1.02%
Global Equities                   0.72%                  0.25%                   0.17%                  1.14%

* Because this is a new class of shares, the fees shown for Class 3 have been estimated and annualized for the current fiscal year.

      The total annual expenses for the Variable Portfolios in the SunAmerica Series Trust shown above are 0.01% higher than that shown in the prospectus. This difference increases the expense examples starting on page 7 of the prospectus by no more than $1.00 at the end of year 10 and has no effect on the expense examples at the end of years 1, 3 and 5.

THE FOLLOWING REPLACES THE SECOND TO LAST SENTENCE IN THE LAST PARAGRAPH IN THE FIRST COLUMN ON PAGE 11 UNDER THE HEADING "PURCHASING A POLARIS CHOICE II VARIABLE ANNUITY":

      In addition, we may not issue a contract to anyone age 86 or older on the contract issue date.

THE FOLLOWING REPLACES THE SECOND TO LAST SENTENCE IN THE LAST FULL PARAGRAPH IN THE SECOND COLUMN ON PAGE 19 UNDER THE HEADING "OPTIONAL ENHANCED DEATH BENEFITS":

      Option 1 (Purchase Payment Accumulation Option) is not available if you are age 86 or older at the time of contract issue. Option 2 (Maximum Anniversary Option) is not available if you are age 81 or older at the time of contract issue.

THE FOLLOWING REPLACES FOURTH SENTENCE IN THE FIRST PARAGRAPH IN THE SECOND COLUMN ON PAGE 21 UNDER THE HEADING "SPOUSAL CONTINUATION":

      If a Continuation Contribution is made, we will terminate the enhanced death benefit option selected by original owner if the Continuing Spouse is age 86 or older on the Continuation Date.

Date: November 27, 2002

                Please keep this Supplement with your Prospectus.
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